Description of Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands and is majority-owned by Knutsen NYK Offshore Tankers AS (“KNOT”). The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

The Partnership was established prior to the closing of the IPO. In connection with the consummation of the IPO, through KNOT Offshore Partners UK LLC (“KNOT UK”), a 100% owned limited liability company formed under the laws of the Marshall Islands, the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27, 2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen, (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen, respectively.

In connection with the consummation of the IPO, (1) the Partnership issued to KNOT 8,567,500 subordinated units, representing a 49.0% limited partner interest in the Partnership, and 100% of the incentive distribution rights (“IDRs”); (2) KNOT Offshore Partners GP LLC, a wholly owned subsidiary of KNOT and the general partner of the Partnership (the “General Partner”), continued its 2.0% general partner interest in the Partnership; and (3) the Partnership issued and sold to the public, through the underwriters, 8,567,500 common units (including 1,117,500 common units sold pursuant to the full exercise of the underwriters’ option to purchase additional units), representing a 49.0% limited partner interest in the Partnership. The Partnership received gross proceeds before underwriting discounts, the structuring fee and estimated offering expenses of approximately $179.9 million in connection with the IPO, all as further described in Note 3—Formation Transactions and Initial Public Offering.

For periods prior to April 15, 2013 (the closing of the IPO), the Partnership and its subsidiaries that had interests in the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen and the Fortaleza Knutsen are collectively referred to as the “Combined Entity.” The transfers and contributions of the subsidiaries holding interests in the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen and the Fortaleza Knutsen from KNOT to the Partnership in connection with the IPO were deemed to be a reorganization of entities under common control. As a reorganization of entities under common control, the transfer of the subsidiaries and other net assets has been recorded at KNOT’s historical book value.

Pursuant to the Partnership’s First Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), the General Partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO until the time of the Partnership’s first annual meeting of unitholders (“AGM”) on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. At the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retained the power to control the Partnership’s board of directors and hence the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT, and, as a consequence, the Partnership no longer accounts for any vessel acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control.

On August 1, 2013, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tanker AS, acquired Knutsen Shuttle Tanker 13 AS, the company that owns the Carmen Knutsen, from KNOT. The acquisition of the Carmen Knutsen was accounted for as an acquisition of a business. Accordingly, the results of the Carmen Knutsen are consolidated into the Partnership’s results from the date of its acquisition. There has been no retroactive restatement of the Partnership’s financial statements to reflect the historical results of the Carmen Knutsen prior to its acquisition. See Note 22—Acquisition of the Carmen Knutsen.

Each of the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen and the Carmen Knutsen are referred to as a “Vessel” and, collectively, as the “Vessels.” As of December 31, 2013, the Partnership operated a fleet of five vessels. The Vessels operate under fixed long-term charters. The time charters for the Windsor Knutsen and the Bodil Knutsen expire in 2014 and 2016, respectively, and contain charterer options for extension through 2016 and 2019, respectively. The Recife Knutsen and the Fortaleza Knutsen are under bareboat charters that expire in 2023. The Carmen Knutsen is under a long-term time charter that expires in 2018 and contains charterer options for extension through 2021.